Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Net earnings (loss)	$ 1,879,000,000	$ 1,574,000,000	$ 1,305,000,000
Less: Net earnings (loss) from discontinued operations	141,000,000	66,000,000	42,000,000
Net earnings (loss) from continuing operations	1,738,000,000	1,508,000,000	1,263,000,000
Adjustments to reconcile net earnings (loss) from continuing operations to net cash flow provided by (used for) operating activities from continuing operations:
Depreciation and amortization	290,000,000	306,000,000	313,000,000
Impairment charges	0	11,000,000	0
Deferred tax provision (benefit)	433,000,000	453,000,000	422,000,000
Stock-based compensation	222,000,000	147,000,000	134,000,000
Redemption of debt	0	(28,000,000)	0
Net loss (gain) on dispositions and write-down of assets	(3,000,000)	(2,000,000)	10,000,000
Equity in loss of investee companies, net of tax and distributions	57,000,000	48,000,000	46,000,000
Amortization of deferred financing costs	10,000,000	12,000,000	13,000,000
Change in assets and liabilities, net of investing and financing activities
Increase in receivables	(777,000,000)	(237,000,000)	(29,000,000)
(Decrease) increase in inventory and related program and participation liabilities, net	48,000,000	(414,000,000)	(159,000,000)
(Increase) decrease in other assets	(19,000,000)	28,000,000	45,000,000
Decrease in accounts payable and accrued expenses	(135,000,000)	(25,000,000)	(102,000,000)
Decrease in pension and postretirement obligations	(188,000,000)	(190,000,000)	(380,000,000)
Increase (decrease) in income taxes	9,000,000	(75,000,000)	(49,000,000)
Increase (decrease) in deferred revenue	90,000,000	(29,000,000)	(77,000,000)
Other, net	4,000,000	(8,000,000)	6,000,000
Net cash flow provided by (used for) operating activities from continuing operations	1,779,000,000	1,505,000,000	1,456,000,000
Net cash flow provided by (used for) operating activities from discontinued operations	94,000,000	310,000,000	293,000,000
Net cash flow provided by (used for) operating activities	1,873,000,000	1,815,000,000	1,749,000,000
Investing Activities:
Acquisitions, net of cash acquired	(20,000,000)	(146,000,000)	(67,000,000)
Capital expenditures	(212,000,000)	(200,000,000)	(199,000,000)
Investments in and advances to investee companies	(176,000,000)	(91,000,000)	(79,000,000)
Proceeds from sale of investments	30,000,000	13,000,000	12,000,000
Proceeds from dispositions	164,000,000	49,000,000	17,000,000
Net cash flow provided by (used for) investing activities from continuing operations	(214,000,000)	(375,000,000)	(316,000,000)
Net cash flow provided by (used for) investing activities from discontinued operations	(58,000,000)	(76,000,000)	(73,000,000)
Net cash flow provided by (used for) investing activities	(272,000,000)	(451,000,000)	(389,000,000)
Financing Activities:
Proceeds from short-term debt borrowings, net	475,000,000	0	0
Proceeds from issuance of notes	0	1,566,000,000	0
Repayment of notes and debentures	0	(1,583,000,000)	0
Payment of capital lease obligations	(17,000,000)	(19,000,000)	(19,000,000)
Payment of contingent consideration	(30,000,000)	(33,000,000)	0
Dividends	(300,000,000)	(276,000,000)	(206,000,000)
Purchase of Company common stock	(2,185,000,000)	(1,137,000,000)	(1,012,000,000)
Payment of payroll taxes in lieu of issuing shares for stock-based compensation	(145,000,000)	(105,000,000)	(82,000,000)
Proceeds from exercise of stock options	146,000,000	168,000,000	72,000,000
Excess tax benefit from stock-based compensation	148,000,000	103,000,000	72,000,000
Other financing activities	(4,000,000)	0	(5,000,000)
Net cash flow provided by (used for) financing activities	(1,912,000,000)	(1,316,000,000)	(1,180,000,000)
Net increase (decrease) in cash and cash equivalents	(311,000,000)	48,000,000	180,000,000
Cash and cash equivalents, including discontinued operations, at beginning of period	708,000,000	660,000,000	480,000,000
Cash and cash equivalents, including discontinued operations, at end of period	$ 397,000,000	$ 708,000,000	$ 660,000,000